Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts payable Accrued Expenses [Abstract]
Schedule of accounts payable and current accrued expenses and other consisted
(in thousands)	Successor	Predecessor
	As of March 31, 2022	As of December 31, 2021
Accounts payable	$2,641	$1,530
Accrued payroll liabilities	430	198
Accrued expense	15,291	17,145
Deferred revenue	160	39
Accrued interest	148	4
Total accounts payable and accrued expenses	$18,670	$18,916

	Successor	Predecessor
(in thousands)	As of December 31, 2021	As of December 31, 2020
Accounts Payable	$1,530	$1,014
Accrued payroll liabilities	198	127
Accrued expense	17,145	209
Deferred Revenue	39	—
Accrued interest	4
Total accounts payable and accrued expenses	$18,916	$1,350